Principal Exchange-Traded Funds

Supplement dated May 2, 2017
to the Statement of Additional Information dated September 20, 2016
(as supplemented on October 28, 2016, December 16, 2016, January 30, 2017, and March 17, 2017)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

Throughout the Statement of Additional Information, make the following changes:

•
Change references to Principal Management Corporation (“PMC”) to Principal Global Investors, LLC (“PGI”). On May 1, 2017, PMC merged into and with PGI and PGI became the investment advisor to the Fund.

1